Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [abstract]
Schedule of Computation of Income Tax Expense

Year ended December 31,	2017	2016
Loss before income taxes	$(11,140)	$(9,857)
Statutory income tax rate	25%	25%
Income tax recovery at statutory rates	(2,785)	(2,464)
Non-deductible expenses	94	24
Other permanent differences	–	(251)
Tax losses and other temporary differences not recognized	2,729	2,797
Income taxes at different rates in foreign and other provincial jurisdictions	(269)	(261)
Other	231	155
Total	$–	$–

Schedule of Income Tax Loss Carryforwards

For the years ended	2017	2016
2023	$–	$130
2024	118	190
2025	244	244
2026	512	512
2027	14	14
2028	1	1
2029	517	517
2030	7,208	7,208
2031	6,432	6,432
2032	5,706	5,706
2033	–	–
2034	4,680	4,680
2035	6,238	6,238
2036	5,411	4,627
2037	4,853	–
No expiry	61,518	50,899
Total	$103,452	$87,398

Schedule of Deductible Temporary Differences and Unused Tax Losses

Year ended December 31,	2017	2016
Non-capital losses	$30,984	$26,094
Investment tax credits	1,349	1,654
Scientific research and experimental development	745	1,114
Property, plant and equipment and intellectual property	1,406	1,224
Provisions	131	96
Other	867	163
Total	$35,482	$30,346